MORGAN STANLEY SERIES FUNDS
Morgan Stanley Commodities Alpha Fund
522 Fifth Avenue
New York, New York 10036
November 30, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	File Nos.: 333-143505, 811-22075 Post-Effective Amendment No. 13
Dear Sir or Madam:
     We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a) thereunder a copy of Post-Effective Amendment No. 13 to the Registration Statement of this Fund on Form N-1A.
     The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on October 26, 2009. We have requested acceleration of this filing, in accordance with Rule 461 of the General Rules and Regulations under the Securities Act, to November 30, 2009. Acceleration request letters from the Fund and the Fund’s distributor are enclosed with this filing.
     If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,
/s/ Edward Meehan
Edward Meehan
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu